Cash and cash equivalents	12 Months Ended
Dec. 31, 2012
Cash and cash equivalents
5.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits placed with banks or other financial institutions, which have original maturities of three months or less. Cash and cash equivalents balance as of December 31, 2011 and 2012 primarily consist of the following currencies:

	December 31, 2011		December 31, 2012
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	108,775	108,775	460,176	460,176
US$	3,193	20,116	7,084	44,526

Total		128,891		504,702